INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 1,726	$ 1,947
Finished products	1,685	1,614
Inventories, net	3,411	3,561
Inventory net of write offs	$ 2,215	$ 2,196